OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1)	3 Months Ended
Jun. 30, 2026 CAD ($)
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning period of lease liability	$ 2,347
Lease payment- base rent portion	(10,549)
Lease liability - accretion expense	3,152
New lease agreement	162,950
Ending period of lease liability	157,899
Current portion	28,469
Long term portion	$ 129,430